Intangible assets - Finite-lived Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Cost	$ 33,902	$ 36,157
Accumulated amortization	28,625	29,335
Net book value	5,277	6,822
Patents and trademarks
Finite-Lived Intangible Assets [Line Items]
Cost	19,136	20,417
Accumulated amortization	13,899	13,724
Net book value	5,237	6,693
Technology
Finite-Lived Intangible Assets [Line Items]
Cost	3,840	4,094
Accumulated amortization	3,800	3,965
Net book value	40	129
Customer contracts
Finite-Lived Intangible Assets [Line Items]
Cost	10,926	11,646
Accumulated amortization	10,926	11,646
Net book value	$ 0	$ 0